Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents
Cash	$ 1,717	$ 1,782
Cash equivalents	12	198
Cash and Cash Equivalents	$ 1,729	$ 1,980	$ 2,205